Segment Information - Summarized Segment Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2026 USD ($)
Segment Reporting Information [Line Items]
Net interest income/(expense)	₨ 1,499,769.5	$ 15,983.8	₨ 1,404,485.6	₨ 1,248,003.4
Non-interest revenue	995,848.0	10,613.3	967,022.6	738,930.9
Less: Provision for credit losses	168,272.2	1,793.4	181,380.1	133,063.1
Total revenue, net	2,327,345.3	24,803.7	2,190,128.1	1,853,871.2
Salaries and staff benefits	(318,594.7)	(3,395.4)	(299,251.7)	(288,776.0)
Other than salaries and staff benefits expense	(499,773.0)	(5,326.4)	(496,463.1)	(477,670.4)
Claims and benefits paid pertaining to insurance business	(569,949.7)	(6,074.3)	(532,867.1)	(381,965.8)
Total non-interest expense	(1,388,317.4)	(14,796.1)	(1,328,581.9)	(1,148,412.2)
Income before income tax expense	939,027.9	10,007.6	861,546.2	705,459.0
Less: Income tax expense	211,931.5	2,258.7	175,014.9	77,827.1
Net income before noncontrolling interest	727,096.4	7,748.9	686,531.3	627,631.9
Segment assets:
Segment total assets	52,621,193.2		48,187,671.1	44,118,573.0	$ 560,814.2
Operating Segments
Segment Reporting Information [Line Items]
Net interest income/(expense)	1,499,769.5	15,983.8	1,404,485.6	1,248,003.4
Intersegment Eliminations
Segment Reporting Information [Line Items]
Net interest income/(expense)	0.0	$ 0.0	0.0	0.0
Retail Banking
Segment Reporting Information [Line Items]
Net interest income/(expense)	1,087,431.9		972,819.5	802,998.2
Non-interest revenue	327,888.0		305,210.1	276,151.7
Less: Provision for credit losses	178,818.2		190,309.5	118,900.0
Total revenue, net	1,236,501.7		1,087,720.1	960,249.9
Salaries and staff benefits	(279,981.4)		(263,810.0)	(246,954.5)
Other than salaries and staff benefits expense	(369,271.4)		(330,405.2)	(301,798.6)
Claims and benefits paid pertaining to insurance business	0.0
Total non-interest expense	(649,252.8)		(594,215.2)	(548,753.1)
Income before income tax expense	587,248.9		493,504.9	411,496.8
Segment assets:
Segment total assets	27,153,852.1		25,660,856.3	23,256,928.8
Retail Banking | Operating Segments
Segment Reporting Information [Line Items]
Net interest income/(expense)	929,003.1		956,355.0	624,203.3
Retail Banking | Intersegment Eliminations
Segment Reporting Information [Line Items]
Net interest income/(expense)	158,428.8		16,464.5	178,794.9
Wholesale Banking
Segment Reporting Information [Line Items]
Net interest income/(expense)	216,409.9		286,163.9	315,667.6
Non-interest revenue	57,346.6		52,654.6	24,303.9
Less: Provision for credit losses	(10,546.0)		(8,929.4)	14,163.1
Total revenue, net	284,302.5		347,747.9	325,808.4
Salaries and staff benefits	(11,832.8)		(11,863.1)	(23,096.5)
Other than salaries and staff benefits expense	(49,347.6)		(64,844.2)	(61,638.6)
Claims and benefits paid pertaining to insurance business	0.0
Total non-interest expense	(61,180.4)		(76,707.3)	(84,735.1)
Income before income tax expense	223,122.1		271,040.6	241,073.3
Segment assets:
Segment total assets	15,411,233.5		13,784,529.5	13,133,744.0
Wholesale Banking | Operating Segments
Segment Reporting Information [Line Items]
Net interest income/(expense)	267,310.9		169,440.6	249,868.7
Wholesale Banking | Intersegment Eliminations
Segment Reporting Information [Line Items]
Net interest income/(expense)	(50,901.0)		116,723.3	65,798.9
Treasury Services
Segment Reporting Information [Line Items]
Net interest income/(expense)	35,357.3		11,540.2	20,712.9
Non-interest revenue	27,876.4		42,448.9	11,784.3
Less: Provision for credit losses	0.0		0.0	0.0
Total revenue, net	63,233.7		53,989.1	32,497.2
Salaries and staff benefits	(2,746.5)		(2,249.6)	(2,232.5)
Other than salaries and staff benefits expense	(912.6)		(386.5)	(4,045.7)
Claims and benefits paid pertaining to insurance business	0.0
Total non-interest expense	(3,659.1)		(2,636.1)	(6,278.2)
Income before income tax expense	59,574.6		51,353.0	26,219.0
Segment assets:
Segment total assets	4,218,859.4		3,204,355.4	2,731,823.5
Treasury Services | Operating Segments
Segment Reporting Information [Line Items]
Net interest income/(expense)	142,885.1		144,728.0	265,306.7
Treasury Services | Intersegment Eliminations
Segment Reporting Information [Line Items]
Net interest income/(expense)	(107,527.8)		(133,187.8)	(244,593.8)
Insurance Services
Segment Reporting Information [Line Items]
Net interest income/(expense)	159,995.4		133,733.0	86,474.6
Non-interest revenue	532,571.0		521,983.0	418,250.0
Less: Provision for credit losses	0.0		0.0	0.0
Total revenue, net	692,566.4		655,716.0	504,724.6
Salaries and staff benefits	(10,171.0)		(8,544.0)	(6,105.9)
Other than salaries and staff benefits expense	(72,639.4)		(93,757.2)	(105,692.1)
Claims and benefits paid pertaining to insurance business	(569,949.7)		(532,867.1)	(381,965.8)
Total non-interest expense	(652,760.1)		(635,168.3)	(493,763.8)
Income before income tax expense	39,806.3		20,547.7	10,960.8
Segment assets:
Segment total assets	5,202,353.0		4,917,053.5	4,387,398.1
Insurance Services | Operating Segments
Segment Reporting Information [Line Items]
Net interest income/(expense)	159,995.4		133,733.0	86,474.6
Insurance Services | Intersegment Eliminations
Segment Reporting Information [Line Items]
Net interest income/(expense)	0.0		0.0	0.0
Others
Segment Reporting Information [Line Items]
Net interest income/(expense)	575.0		229.0	22,150.1
Non-interest revenue	50,166.0		44,726.0	8,441.0
Less: Provision for credit losses	0.0		0.0	0.0
Total revenue, net	50,741.0		44,955.0	30,591.1
Salaries and staff benefits	(13,863.0)		(12,785.0)	(10,386.6)
Other than salaries and staff benefits expense	(7,602.0)		(7,070.0)	(4,495.4)
Claims and benefits paid pertaining to insurance business	0.0
Total non-interest expense	(21,465.0)		(19,855.0)	(14,882.0)
Income before income tax expense	29,276.0		25,100.0	15,709.1
Segment assets:
Segment total assets	634,895.2		620,876.4	608,678.6
Others | Operating Segments
Segment Reporting Information [Line Items]
Net interest income/(expense)	575.0		229.0	22,150.1
Others | Intersegment Eliminations
Segment Reporting Information [Line Items]
Net interest income/(expense)	₨ 0.0		₨ 0.0	₨ 0.0